Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 95.7%
Aerospace & Defense - 0.7%
TransDigm, Inc.
4.88%, 05/01/2029	$ 1,239,000	$ 1,241,305
Triumph Group, Inc.
7.75%, 08/15/2025 (A)	462,000	456,225
8.88%, 06/01/2024 (B)	141,000	155,100

		1,852,630

Airlines - 1.1%
American Airlines Group, Inc.
3.75%, 03/01/2025 (A) (B)	1,342,000	1,207,800
5.00%, 06/01/2022 (A) (B)	15,000	15,019
American Airlines, Inc. / AAdvantage Loyalty IP Ltd.
5.50%, 04/20/2026 (B)	214,000	224,968
5.75%, 04/20/2029 (B)	188,000	202,579
Continental Airlines Pass-Through Trust
6.90%, 10/19/2023	99,866	100,642
United Airlines Holdings, Inc.
4.88%, 01/15/2025 (A)	649,000	665,225
United Airlines Pass-Through Trust
4.63%, 03/03/2024	132,069	134,707
US Airways Pass-Through Trust
5.38%, 05/15/2023	353,771	354,111

		2,905,051

Auto Components - 1.4%
Clarios Global LP / Clarios US Finance Co.
6.25%, 05/15/2026 (B)	462,000	485,410
Dana, Inc.
5.38%, 11/15/2027 (A)	369,000	388,834
Goodyear Tire & Rubber Co.
4.88%, 03/15/2027	361,000	389,429
5.00%, 05/31/2026 (A)	412,000	422,815
5.00%, 07/15/2029 (B)	434,000	461,950
9.50%, 05/31/2025	600,000	658,500
Patrick Industries, Inc.
7.50%, 10/15/2027 (B)	761,000	819,977

		3,626,915

Automobiles - 0.2%
Ford Motor Co.
8.50%, 04/21/2023	39,000	42,897
9.00%, 04/22/2025	139,000	167,046
9.63%, 04/22/2030	145,000	205,583

		415,526

Banks - 2.6%
Barclays PLC
Fixed until 09/15/2023 (C), 7.75% (D)	1,041,000	1,134,690
Fixed until 06/15/2024 (C), 8.00% (D)	285,000	321,874
BNP Paribas SA
Fixed until 03/14/2022 (C), 6.75% (A) (B) (D)	680,000	690,023
CIT Bank NA
Fixed until 09/27/2024, 2.97% (D), 09/27/2025	250,000	262,605
CIT Group, Inc.
4.75%, 02/16/2024	149,000	159,281
5.00%, 08/15/2022	390,000	403,260

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Citigroup, Inc.
Fixed until 09/12/2024 (C), 5.00% (D)	$ 996,000	$ 1,040,297
Intesa Sanpaolo SpA
4.20%, 06/01/2032 (B)	200,000	204,438
5.71%, 01/15/2026 (B)	901,000	1,010,526
JPMorgan Chase & Co.
Fixed until 02/01/2025 (C), 4.60% (D)	726,000	742,335
Lloyds Banking Group PLC
Fixed until 06/27/2024 (C), 7.50% (D)	419,000	468,756
Fixed until 09/27/2025 (C), 7.50% (D)	200,000	231,942

		6,670,027

Beverages - 0.5%
Primo Water Holdings, Inc.
4.38%, 04/30/2029 (B)	1,249,000	1,248,656

Biotechnology - 0.1%
Grifols Escrow Issuer SA
4.75%, 10/15/2028 (B) (E)	200,000	204,190

Building Products - 1.0%
Associated Materials LLC / AMH New Finance, Inc.
9.00%, 09/01/2025 (B)	574,000	605,570
Builders FirstSource, Inc.
4.25%, 02/01/2032 (B)	188,000	192,000
5.00%, 03/01/2030 (B)	104,000	111,280
6.75%, 06/01/2027 (B)	559,000	592,540
Cornerstone Building Brands, Inc.
6.13%, 01/15/2029 (B)	151,000	160,437
Standard Industries, Inc.
3.38%, 01/15/2031 (B)	358,000	340,709
5.00%, 02/15/2027 (B)	609,000	628,031

		2,630,567

Capital Markets - 1.9%
Credit Suisse Group AG
Fixed until 02/11/2027 (C), 5.25% (B) (D)	200,000	209,250
Fixed until 12/18/2024 (C), 6.25% (B) (D)	166,000	178,846
Fixed until 08/21/2026 (C), 6.38% (B) (D)	387,000	424,733
Fixed until 09/12/2025 (C), 7.25% (B) (D)	465,000	515,429
Fixed until 07/17/2023 (C), 7.50% (B) (D)	345,000	369,150
Fixed until 12/11/2023 (C), 7.50% (B) (D)	1,005,000	1,097,962
Deutsche Bank AG
Fixed until 01/14/2031, 3.73% (D), 01/14/2032	299,000	308,378
Fixed until 10/30/2025 (C), 6.00% (D)	200,000	210,500
LPL Holdings, Inc.
4.00%, 03/15/2029 (B)	627,000	643,992
MSCI, Inc.
3.63%, 09/01/2030 (B)	936,000	967,590

		4,925,830

Chemicals - 2.2%
Avient Corp.
5.75%, 05/15/2025 (B)	359,000	378,296
Eagle Intermediate Global Holding BV / Ruyi US Finance LLC
7.50%, 05/01/2025 (B)	836,000	769,563
Hexion, Inc.
7.88%, 07/15/2027 (A) (B)	776,000	828,380
NOVA Chemicals Corp.
4.88%, 06/01/2024 (B)	590,000	616,550
5.25%, 06/01/2027 (B)	1,112,000	1,170,413

Transamerica Series Trust	Page 1

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
Olin Corp.
5.13%, 09/15/2027	$ 409,000	$ 424,849
9.50%, 06/01/2025 (B)	838,000	1,044,358
Unifrax Escrow Issuer Corp.
5.25%, 09/30/2028 (B)	155,000	157,328
7.50%, 09/30/2029 (B)	175,000	179,335

		5,569,072

Commercial Services & Supplies - 1.9%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.38%, 03/01/2029 (A) (B)	160,000	169,104
5.75%, 07/15/2027 (A) (B)	711,000	741,068
FXI Holdings, Inc.
12.25%, 11/15/2026 (B)	662,000	751,370
Garda World Security Corp.
4.63%, 02/15/2027 (B)	708,000	708,000
6.00%, 06/01/2029 (B)	485,000	471,711
9.50%, 11/01/2027 (B)	116,000	125,121
Nielsen Finance LLC / Nielsen Finance Co.
4.50%, 07/15/2029 (B)	417,000	407,743
5.63%, 10/01/2028 (B)	664,000	687,977
5.88%, 10/01/2030 (B)	153,000	161,089
Stericycle, Inc.
5.38%, 07/15/2024 (B)	562,000	576,050

		4,799,233

Communications Equipment - 1.6%
Avaya, Inc.
6.13%, 09/15/2028 (B)	1,279,000	1,344,830
CommScope Technologies LLC
6.00%, 06/15/2025 (B)	839,000	851,174
CommScope, Inc.
4.75%, 09/01/2029 (B)	769,000	769,961
6.00%, 03/01/2026 (B)	317,000	330,419
8.25%, 03/01/2027 (B)	316,000	330,220
Nokia OYJ
3.38%, 06/12/2022	477,000	486,540

		4,113,144

Construction & Engineering - 1.2%
Abengoa Abenewco 2 SA
PIK Rate 1.50%, Cash Rate 0.00%, 10/26/2024 (B) (F)	300,524	3
PIK Rate 1.50%, Cash Rate 0.00%, 10/26/2024 (B) (F) (G)	310,639	0
Ashton Woods USA LLC / Ashton Woods Finance Co.
4.63%, 08/01/2029 - 04/01/2030 (B)	418,000	421,315
6.63%, 01/15/2028 (B)	310,000	329,375
9.88%, 04/01/2027 (B)	1,023,000	1,145,760
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC
5.00%, 06/15/2029 (B)	350,000	357,893
Taylor Morrison Communities, Inc.
5.13%, 08/01/2030 (B)	157,000	168,974
6.63%, 07/15/2027 (B)	624,000	658,320

		3,081,640

Consumer Finance - 2.0%
Ally Financial, Inc.
5.75%, 11/20/2025	257,000	293,760
Altice Financing SA
5.00%, 01/15/2028 (B)	296,000	282,158
Ford Motor Credit Co. LLC
2.70%, 08/10/2026	245,000	245,490
3.35%, 11/01/2022	200,000	203,226
3.38%, 11/13/2025	627,000	644,242

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Ford Motor Credit Co. LLC (continued)
4.00%, 11/13/2030	$ 925,000	$ 962,000
4.38%, 08/06/2023	207,000	215,562
4.39%, 01/08/2026	676,000	720,785
Navient Corp.
5.00%, 03/15/2027	153,000	157,362
5.88%, 10/25/2024	963,000	1,028,002
6.50%, 06/15/2022	325,000	335,563

		5,088,150

Containers & Packaging - 4.5%
ARD Finance SA
PIK Rate 7.25%, Cash Rate 6.50%, 06/30/2027 (B) (F)	672,000	713,160
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028 (B)	442,000	440,895
4.00%, 09/01/2029 (A) (B)	274,000	277,082
Ball Corp.
2.88%, 08/15/2030	1,384,000	1,343,345
Cascades, Inc. / Cascades USA, Inc.
5.38%, 01/15/2028 (B)	1,122,000	1,179,525
Crown Americas LLC / Crown Americas Capital Corp. VI
4.75%, 02/01/2026	1,031,000	1,062,549
Flex Acquisition Co., Inc.
6.88%, 01/15/2025 (B)	522,000	528,525
7.88%, 07/15/2026 (B)	557,000	582,065
Graphic Packaging International LLC
3.50%, 03/15/2028 - 03/01/2029 (B)	1,003,000	1,013,025
Greif, Inc.
6.50%, 03/01/2027 (B)	796,000	832,926
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/2024 (B)	758,000	764,632
7.25%, 04/15/2025 (B)	340,000	337,928
OI European Group BV
4.00%, 03/15/2023 (B)	381,000	388,620
Owens-Brockway Glass Container, Inc.
5.88%, 08/15/2023 (B)	476,000	503,370
6.38%, 08/15/2025 (B)	178,000	197,135
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC / Reynolds Group Issuer, Inc.
4.00%, 10/15/2027 (B)	580,000	574,200
Trivium Packaging Finance BV
5.50%, 08/15/2026 (B)	428,000	448,249
8.50%, 08/15/2027 (B)	345,000	370,444

		11,557,675

Diversified Consumer Services - 0.2%
WW International, Inc.
4.50%, 04/15/2029 (A) (B)	490,000	478,975

Diversified Financial Services - 3.1%
Avation Capital SA
PIK Rate 9.00%, Cash Rate 8.25%, 10/31/2026 (A) (B) (F)	563,950	476,538
Dana Financing SARL
5.75%, 04/15/2025 (B)	1,688,000	1,741,003
ILFC E-Capital Trust I
1.55% + Max of 3-Month LIBOR, 10-Year CMT, or 30-Year CMT, 3.46% (D), 12/21/2065 (B)	1,778,000	1,440,180

Transamerica Series Trust	Page 2

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
ILFC E-Capital Trust II
1.80% + Max of 3-Month LIBOR, 15-Year CMT or 30-Year CMT, 3.71% (D), 12/21/2065 (B)	$ 256,000	$ 213,440
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.25%, 02/01/2027 (B)	566,000	560,340
5.25%, 10/01/2025 (B)	511,000	517,349
United Wholesale Mortgage LLC
5.50%, 11/15/2025 - 04/15/2029 (B)	1,017,000	1,007,793
Virgin Media Secured Finance PLC
4.50%, 08/15/2030 (B)	350,000	355,687
5.50%, 05/15/2029 (B)	1,439,000	1,523,700

		7,836,030

Diversified Telecommunication Services - 3.9%
Cablevision Lightpath LLC
3.88%, 09/15/2027 (B)	215,000	210,990
Frontier Communications Holdings LLC
5.00%, 05/01/2028 (B)	224,000	235,200
6.75%, 05/01/2029 (B)	565,000	595,369
Hughes Satellite Systems Corp.
5.25%, 08/01/2026	118,000	133,045
6.63%, 08/01/2026 (A)	654,000	743,616
Intelsat Jackson Holdings SA
8.50%, 10/15/2024 (B) (H) (I)	305,000	173,850
Level 3 Financing, Inc.
3.63%, 01/15/2029 (B)	418,000	405,343
3.75%, 07/15/2029 (B)	621,000	600,184
4.25%, 07/01/2028 (B)	505,000	508,904
Lumen Technologies, Inc.
4.50%, 01/15/2029 (B)	479,000	464,141
5.13%, 12/15/2026 (B)	620,000	643,250
5.38%, 06/15/2029 (B)	575,000	583,625
5.80%, 03/15/2022	250,000	254,750
6.75%, 12/01/2023	123,000	134,839
7.50%, 04/01/2024	1,435,000	1,589,262
Switch Ltd.
3.75%, 09/15/2028 (B)	452,000	458,780
4.13%, 06/15/2029 (B)	507,000	520,309
Telecom Italia Capital SA
6.00%, 09/30/2034	337,000	378,283
6.38%, 11/15/2033	335,000	389,839
Zayo Group Holdings, Inc.
4.00%, 03/01/2027 (B)	921,000	916,607

		9,940,186

Electric Utilities - 1.0%
Elwood Energy LLC
8.16%, 07/05/2026	556,830	593,024
NRG Energy, Inc.
3.38%, 02/15/2029 (B)	193,000	190,477
3.63%, 02/15/2031 (B)	275,000	270,119
3.88%, 02/15/2032 (B)	219,000	215,715
Vistra Operations Co. LLC
4.38%, 05/01/2029 (B)	517,000	518,293
5.00%, 07/31/2027 (B)	771,000	796,057
5.63%, 02/15/2027 (B)	67,000	69,349

		2,653,034

Electronic Equipment, Instruments & Components - 0.2%
Sensata Technologies BV
4.00%, 04/15/2029 (B)	212,000	215,805

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electronic Equipment, Instruments & Components (continued)
Sensata Technologies, Inc.
3.75%, 02/15/2031 (A) (B)	$ 66,000	$ 66,452
4.38%, 02/15/2030 (B)	295,000	317,408

		599,665

Energy Equipment & Services - 1.1%
Archrock Partners LP / Archrock Partners Finance Corp.
6.25%, 04/01/2028 (B)	599,000	618,467
CSI Compressco LP / CSI Compressco Finance, Inc.
7.50%, 04/01/2025 (B)	233,000	230,013
7.50%, 04/01/2025 (A) (B)	240,000	236,923
PIK Rate 3.50%, Cash Rate 7.25%,
04/01/2026 (B) (F)	745,503	687,727
Sunnova Energy Corp.
5.88%, 09/01/2026 (A) (B)	434,000	442,137
USA Compression PartnersLP / USA Compression Finance Corp.
6.88%, 09/01/2027	568,000	600,683

		2,815,950

Entertainment - 0.6%
Netflix, Inc.
4.88%, 04/15/2028	698,000	804,445
4.88%, 06/15/2030 (B)	431,000	507,502
5.38%, 11/15/2029 (B)	159,000	192,589

		1,504,536

Equity Real Estate Investment Trusts - 3.2%
CBL & Associates LP
5.25%, 12/01/2023 (J)	1,214,000	816,415
5.95%, 12/15/2026 (J)	316,000	218,830
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026 (B)	836,000	848,540
6.00%, 04/15/2025 (B)	171,000	178,695
Iron Mountain, Inc.
4.50%, 02/15/2031 (B)	183,000	185,617
5.25%, 03/15/2028 (B)	938,000	980,210
iStar, Inc.
4.25%, 08/01/2025	654,000	679,329
5.50%, 02/15/2026	449,000	469,205
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
3.88%, 02/15/2029 (B) (K)	319,000	339,735
4.63%, 06/15/2025 (B) (K)	167,000	179,943
5.75%, 02/01/2027 (K)	480,000	552,000
MPT Operating Partnership LP / MPT Finance Corp.
3.50%, 03/15/2031	350,000	357,000
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
5.88%, 10/01/2028 (B)	293,000	309,147
7.50%, 06/01/2025 (B)	782,000	830,875
SBA Communications Corp.
3.13%, 02/01/2029 (B)	662,000	639,658
3.88%, 02/15/2027	425,000	440,406

		8,025,605

Food & Staples Retailing - 1.5%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP
3.25%, 03/15/2026 (B)	157,000	159,355
3.50%, 03/15/2029 (B)	929,000	925,516
4.63%, 01/15/2027 (B)	394,000	413,319

Transamerica Series Trust	Page 3

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food & Staples Retailing (continued)
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP (continued)
5.75%, 03/15/2025	$ 155,000	$ 158,085
7.50%, 03/15/2026 (B)	155,000	167,400
LSF9 Atlantis Holdings LLC / Victra Finance Corp.
7.75%, 02/15/2026 (A) (B)	699,000	723,762
Rite Aid Corp.
7.50%, 07/01/2025 (B)	516,000	515,881
8.00%, 11/15/2026 (B)	712,000	717,376

		3,780,694

Food Products - 2.5%
B&G Foods, Inc.
5.25%, 09/15/2027 (A)	867,000	904,264
Kraft Heinz Foods Co.
3.88%, 05/15/2027	582,000	635,188
4.88%, 10/01/2049	324,000	394,295
5.00%, 07/15/2035 - 06/04/2042	551,000	676,935
6.88%, 01/26/2039	180,000	265,681
Pilgrim’s Pride Corp.
3.50%, 03/01/2032 (B)	427,000	434,206
5.88%, 09/30/2027 (B)	1,126,000	1,197,219
Post Holdings, Inc.
4.50%, 09/15/2031 (B)	339,000	334,976
4.63%, 04/15/2030 (B)	513,000	516,965
5.50%, 12/15/2029 (B)	528,000	559,680
5.63%, 01/15/2028 (B)	413,000	433,898

		6,353,307

Health Care Equipment & Supplies - 0.4%
Mozart Debt Merger Sub, Inc.
3.88%, 04/01/2029 (B) (E)	886,000	886,000
5.25%, 10/01/2029 (B) (E)	177,000	177,000

		1,063,000

Health Care Providers & Services - 5.3%
Acadia Healthcare Co., Inc.
5.00%, 04/15/2029 (B)	592,000	616,420
AdaptHealth LLC
4.63%, 08/01/2029 (B)	66,000	65,951
5.13%, 03/01/2030 (B)	146,000	146,074
6.13%, 08/01/2028 (B)	668,000	710,585
Centene Corp.
3.38%, 02/15/2030	76,000	78,565
4.25%, 12/15/2027	257,000	268,989
4.63%, 12/15/2029	187,000	203,830
CHS / Community Health Systems, Inc.
5.63%, 03/15/2027 (B)	319,000	334,034
6.63%, 02/15/2025 (B)	481,000	503,246
6.88%, 04/15/2029 (B)	63,000	63,070
8.00%, 03/15/2026 (B)	1,429,000	1,514,454
DaVita, Inc.
3.75%, 02/15/2031 (B)	943,000	918,246
4.63%, 06/01/2030 (B)	833,000	856,833
Encompass Health Corp.
4.50%, 02/01/2028	311,000	322,753
4.63%, 04/01/2031	60,000	63,150
4.75%, 02/01/2030	218,000	229,519
5.75%, 09/15/2025	778,000	792,587
HCA, Inc.
3.50%, 09/01/2030	599,000	634,575
5.25%, 04/15/2025 - 06/15/2026	586,000	667,454
5.88%, 02/15/2026 - 02/01/2029	1,570,000	1,827,886
Tenet Healthcare Corp.
4.25%, 06/01/2029 (B)	557,000	565,355
4.63%, 06/15/2028 (B)	28,000	29,012
4.88%, 01/01/2026 (B)	617,000	638,546

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Tenet Healthcare Corp. (continued)
5.13%, 11/01/2027 (B)	$ 317,000	$ 330,473
6.13%, 10/01/2028 (B)	455,000	477,705
6.75%, 06/15/2023	369,000	397,782
7.50%, 04/01/2025 (B)	89,000	94,451

		13,351,545

Hotels, Restaurants & Leisure - 7.4%
1011778 BC ULC / New Red Finance, Inc.
3.88%, 01/15/2028 (B)	401,000	404,409
4.00%, 10/15/2030 (B)	625,000	618,750
Boyd Gaming Corp.
4.75%, 12/01/2027	18,000	18,601
4.75%, 06/15/2031 (B)	419,000	432,094
8.63%, 06/01/2025 (B)	171,000	185,321
Boyne USA, Inc.
4.75%, 05/15/2029 (B)	567,000	585,428
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (B)	313,000	317,304
Carnival Corp.
7.63%, 03/01/2026 (B)	192,000	204,960
10.50%, 02/01/2026 (B)	272,000	315,316
11.50%, 04/01/2023 (B)	278,000	310,318
GLP Capital LP / GLP Financing II, Inc.
5.25%, 06/01/2025	463,000	516,282
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/2030	471,000	505,270
5.38%, 05/01/2025 (B)	37,000	38,665
5.75%, 05/01/2028 (B)	69,000	74,313
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.
4.88%, 07/01/2031 (B)	621,000	623,329
5.00%, 06/01/2029 (B)	289,000	294,780
International Game Technology PLC
4.13%, 04/15/2026 (B)	227,000	235,937
6.25%, 01/15/2027 (B)	214,000	241,820
6.50%, 02/15/2025 (B)	578,000	645,019
Lions Gate Capital Holdings LLC
5.50%, 04/15/2029 (B)	643,000	664,714
Marriott Ownership Resorts, Inc.
4.50%, 06/15/2029 (B)	189,000	191,363
MGM Resorts International
4.75%, 10/15/2028	633,000	667,024
5.50%, 04/15/2027	720,000	781,200
5.75%, 06/15/2025 (A)	613,000	668,170
6.75%, 05/01/2025	156,000	164,385
NCL Corp. Ltd.
3.63%, 12/15/2024 (A) (B)	503,000	477,847
5.88%, 03/15/2026 (B)	427,000	437,675
10.25%, 02/01/2026 (B)	301,000	345,398
12.25%, 05/15/2024 (B)	427,000	503,860
Royal Caribbean Cruises Ltd.
4.25%, 07/01/2026 (B)	170,000	166,524
5.50%, 04/01/2028 (B)	276,000	282,295
9.13%, 06/15/2023 (B)	107,000	116,288
10.88%, 06/01/2023 (B)	191,000	213,920
11.50%, 06/01/2025 (B)	124,000	141,484
Scientific Games International, Inc.
5.00%, 10/15/2025 (B) (K)	703,000	723,211
7.00%, 05/15/2028 (B) (K)	719,000	775,621
8.25%, 03/15/2026 (B) (K)	313,000	332,171
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029 (B)	313,000	319,792
Station Casinos LLC
4.50%, 02/15/2028 (B)	746,000	757,824

Transamerica Series Trust	Page 4

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Travel & Leisure Co.
4.25%, 03/01/2022	$ 288,000	$ 288,429
5.65%, 04/01/2024	823,000	888,593
6.00%, 04/01/2027	597,000	661,610
6.60%, 10/01/2025	8,000	8,984
Viking Cruises Ltd.
5.88%, 09/15/2027 (B)	803,000	776,902
6.25%, 05/15/2025 (B)	787,000	788,967

		18,712,167

Household Durables - 1.6%
Beazer Homes USA, Inc.
5.88%, 10/15/2027 (A)	396,000	414,810
6.75%, 03/15/2025	517,000	531,864
7.25%, 10/15/2029	588,000	647,535
Century Communities, Inc.
3.88%, 08/15/2029 (B)	892,000	900,920
6.75%, 06/01/2027 (A)	25,000	26,687
KB Home
7.63%, 05/15/2023	844,000	898,860
Meritage Homes Corp.
5.13%, 06/06/2027	289,000	321,874
6.00%, 06/01/2025	135,000	152,550
Tempur Sealy International, Inc.
3.88%, 10/15/2031 (B)	188,000	188,235

		4,083,335

Household Products - 0.4%
Central Garden & Pet Co.
4.13%, 04/30/2031 (B)	370,000	375,745
Spectrum Brands, Inc.
3.88%, 03/15/2031 (A) (B)	529,000	534,504

		910,249

Independent Power & Renewable Electricity Producers - 1.3%
Calpine Corp.
3.75%, 03/01/2031 (B)	585,000	563,062
4.50%, 02/15/2028 (B)	1,203,000	1,227,060
5.00%, 02/01/2031 (B)	140,000	140,000
5.13%, 03/15/2028 (B)	472,000	478,011
Clearway Energy Operating LLC
3.75%, 02/15/2031 (B)	314,000	314,785
4.75%, 03/15/2028 (B)	573,000	604,011

		3,326,929

Insurance - 1.6%
Global Atlantic Finance Co.
Fixed until 07/15/2026, 4.70% (D), 10/15/2051 (B)	620,000	640,976
Hartford Financial Services Group, Inc.
3-Month LIBOR + 2.13%, 2.25% (D), 02/12/2067 (B)	1,108,000	1,069,222
Lincoln National Corp.
3-Month LIBOR + 2.36%, 2.48% (D), 05/17/2066	1,669,000	1,523,797
Ohio National Financial Services, Inc.
5.80%, 01/24/2030 (B)	761,000	870,267

		4,104,262

IT Services - 0.9%
Gartner, Inc.
3.63%, 06/15/2029 (B)	101,000	102,266
3.75%, 10/01/2030 (B)	211,000	217,161
4.50%, 07/01/2028 (B)	698,000	732,900

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
IT Services (continued)
Rackspace Technology Global, Inc.
3.50%, 02/15/2028 (B)	$ 781,000	$ 753,837
Square, Inc.
2.75%, 06/01/2026 (B)	169,000	171,307
3.50%, 06/01/2031 (B)	174,000	179,002

		2,156,473

Leisure Products - 0.2%
Mattel, Inc.
3.15%, 03/15/2023 (A)	228,000	231,990
5.45%, 11/01/2041	200,000	237,000

		468,990

Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc.
3.75%, 03/15/2029 (B)	128,000	130,720
4.00%, 03/15/2031 (B)	128,000	134,109

		264,829

Machinery - 1.2%
Allison Transmission, Inc.
3.75%, 01/30/2031 (B)	473,000	459,993
Madison IAQ LLC
4.13%, 06/30/2028 (B)	367,000	367,000
5.88%, 06/30/2029 (B)	110,000	110,825
Meritor, Inc.
4.50%, 12/15/2028 (A) (B)	82,000	82,205
6.25%, 06/01/2025 (B)	154,000	161,885
SRM Escrow Issuer LLC
6.00%, 11/01/2028 (B)	1,130,000	1,196,387
Wabash National Corp.
4.50%, 10/15/2028 (B) (E)	540,000	539,325

		2,917,620

Media - 9.8%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.25%, 02/01/2031 - 01/15/2034 (B)	671,000	672,125
4.50%, 08/15/2030 - 06/01/2033 (B)	934,000	955,842
4.50%, 05/01/2032	298,000	306,568
4.75%, 03/01/2030 (B)	985,000	1,029,148
5.00%, 02/01/2028 (B)	773,000	805,852
5.38%, 06/01/2029 (B)	290,000	314,021
5.50%, 05/01/2026 (B)	698,000	719,833
Clear Channel Outdoor Holdings, Inc.
7.50%, 06/01/2029 (B)	560,000	582,400
7.75%, 04/15/2028 (B)	249,000	262,073
Clear Channel Worldwide Holdings, Inc.
5.13%, 08/15/2027 (B)	584,000	604,329
CSC Holdings LLC
4.13%, 12/01/2030 (B)	248,000	243,350
4.50%, 11/15/2031 (B)	462,000	456,225
4.63%, 12/01/2030 (B)	1,957,000	1,854,257
5.38%, 02/01/2028 (B)	400,000	418,000
6.50%, 02/01/2029 (B)	460,000	498,157
7.50%, 04/01/2028 (B)	250,000	270,194
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.38%, 08/15/2026 (B)	974,000	642,840
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
5.88%, 08/15/2027 (B)	224,000	233,800
DISH DBS Corp.
5.00%, 03/15/2023	907,000	939,879
5.88%, 07/15/2022	219,000	225,461

Transamerica Series Trust	Page 5

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
DISH DBS Corp. (continued)
7.38%, 07/01/2028 (A)	$ 360,000	$ 383,341
7.75%, 07/01/2026	409,000	461,659
Gray Television, Inc.
4.75%, 10/15/2030 (B)	969,000	952,256
7.00%, 05/15/2027 (B)	957,000	1,026,382
iHeartCommunications, Inc.
8.38%, 05/01/2027	473,000	505,519
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029 (B)	430,000	443,975
6.75%, 10/15/2027 (B)	684,000	725,040
Meredith Corp.
6.50%, 07/01/2025	613,000	655,910
Scripps Escrow II, Inc.
3.88%, 01/15/2029 (B)	125,000	125,436
5.38%, 01/15/2031 (B)	147,000	144,523
Scripps Escrow, Inc.
5.88%, 07/15/2027 (B)	290,000	297,613
Sinclair Television Group, Inc.
4.13%, 12/01/2030 (B)	319,000	311,823
5.50%, 03/01/2030 (A) (B)	760,000	753,844
Sirius XM Radio, Inc.
3.13%, 09/01/2026 (B)	211,000	213,901
4.13%, 07/01/2030 (B)	474,000	476,198
5.00%, 08/01/2027 (B)	31,000	32,395
5.50%, 07/01/2029 (B)	357,000	386,006
TEGNA, Inc.
4.63%, 03/15/2028	370,000	378,269
4.75%, 03/15/2026 (B)	211,000	220,099
Univision Communications, Inc.
6.63%, 06/01/2027 (B)	591,000	641,974
9.50%, 05/01/2025 (B)	106,000	115,010
UPC Broadband Finco BV
4.88%, 07/15/2031 (B)	1,406,000	1,439,547
UPC Holding BV
5.50%, 01/15/2028 (A) (B)	374,000	390,362
Virgin Media Finance PLC
5.00%, 07/15/2030 (B)	447,000	456,548
Ziggo Bond Co. BV
6.00%, 01/15/2027 (B)	500,000	516,905
Ziggo BV
5.50%, 01/15/2027 (B)	793,000	819,764

		24,908,653

Metals & Mining - 3.1%
Alcoa Nederland Holding BV
4.13%, 03/31/2029 (A) (B)	263,000	274,177
Big River Steel LLC / BRS Finance Corp.
6.63%, 01/31/2029 (B)	387,000	418,444
Cleveland-Cliffs, Inc.
6.75%, 03/15/2026 (B)	285,000	303,881
Constellium SE
5.88%, 02/15/2026 (A) (B)	1,097,000	1,113,455
First Quantum Minerals Ltd.
7.25%, 04/01/2023 (B)	691,000	703,092
Freeport-McMoRan, Inc.
4.13%, 03/01/2028	317,000	328,491
4.25%, 03/01/2030	341,000	361,034
4.38%, 08/01/2028	443,000	463,077
4.55%, 11/14/2024	281,000	303,831
4.63%, 08/01/2030 (A)	443,000	478,994
5.45%, 03/15/2043	835,000	1,028,094
Mineral Resources Ltd.
8.13%, 05/01/2027 (B)	705,000	765,729
New Gold, Inc.
6.38%, 05/15/2025 (B)	144,000	148,320
7.50%, 07/15/2027 (B)	665,000	684,205

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Novelis Corp.
3.25%, 11/15/2026 (B)	$ 70,000	$ 70,993
3.88%, 08/15/2031 (B)	71,000	70,223
4.75%, 01/30/2030 (B)	463,000	487,400

		8,003,440

Multiline Retail - 0.1%
Macy’s Retail Holdings LLC
5.88%, 04/01/2029 (A) (B)	164,000	177,940

Oil, Gas & Consumable Fuels - 10.8%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.38%, 06/15/2029 (B)	603,000	622,905
7.88%, 05/15/2026 (B)	539,000	590,103
Antero Resources Corp.
8.38%, 07/15/2026 (B)	82,000	92,884
Apache Corp.
4.63%, 11/15/2025	220,000	237,354
Bonanza Creek Energy, Inc.
7.50%, 04/30/2026	117,288	118,021
Callon Petroleum Co.
6.13%, 10/01/2024	597,000	586,690
6.38%, 07/01/2026	180,000	172,204
8.00%, 08/01/2028 (A) (B)	329,000	325,710
8.25%, 07/15/2025	839,000	820,022
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/2025	170,000	191,984
Cheniere Energy Partners LP
4.00%, 03/01/2031 (B)	600,000	628,320
Cheniere Energy, Inc.
4.63%, 10/15/2028	309,000	325,408
Comstock Resources, Inc.
5.88%, 01/15/2030 (B)	226,000	235,040
CrownRock LP / CrownRock Finance, Inc.
5.00%, 05/01/2029 (B)	17,000	17,750
5.63%, 10/15/2025 (B)	1,643,000	1,681,528
DCP Midstream LP
Fixed until 12/15/2022 (C), 7.38% (D)	721,000	701,173
DCP Midstream Operating LP
5.38%, 07/15/2025	591,000	653,055
Devon Energy Corp.
5.25%, 09/15/2024 (B)	476,000	527,167
5.88%, 06/15/2028 (B)	292,000	321,789
DT Midstream, Inc.
4.13%, 06/15/2029 (B)	368,000	373,174
4.38%, 06/15/2031 (B)	92,000	94,760
eG Global Finance PLC
6.75%, 02/07/2025 (B)	951,000	972,397
8.50%, 10/30/2025 (B)	268,000	279,055
EQM Midstream Partners LP
6.00%, 07/01/2025 (B)	160,000	175,392
6.50%, 07/01/2027 (B)	314,000	353,172
Hess Midstream Operations LP
4.25%, 02/15/2030 (B)	31,000	31,405
5.13%, 06/15/2028 (B)	626,000	653,888
Kinder Morgan, Inc.
7.75%, 01/15/2032	245,000	351,069
8.05%, 10/15/2030	134,000	185,072
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/2026 (B)	115,000	106,562
10.50%, 05/15/2027 (B)	441,000	438,742
NuStar Logistics LP
5.63%, 04/28/2027	451,000	480,315
5.75%, 10/01/2025	115,000	124,231
6.00%, 06/01/2026	100,000	108,000

Transamerica Series Trust	Page 6

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Oasis Midstream Partners LP / OMP Finance Corp.
8.00%, 04/01/2029 (B)	$ 1,052,000	$ 1,094,080
Oasis Petroleum, Inc.
6.38%, 06/01/2026 (B)	365,000	382,338
Occidental Petroleum Corp.
2.90%, 08/15/2024	1,683,000	1,713,125
5.88%, 09/01/2025	455,000	509,941
6.13%, 01/01/2031 (A)	79,000	94,800
6.45%, 09/15/2036	1,194,000	1,502,201
6.60%, 03/15/2046	193,000	242,215
6.63%, 09/01/2030	432,000	532,980
Ovintiv, Inc.
7.38%, 11/01/2031	512,000	693,773
Parkland Corp.
4.50%, 10/01/2029 (B)	217,000	219,951
5.88%, 07/15/2027 (B)	531,000	562,860
PDC Energy, Inc.
6.13%, 09/15/2024	1,270,000	1,289,050
SM Energy Co.
5.63%, 06/01/2025	169,000	169,968
6.50%, 07/15/2028 (A)	56,000	57,978
6.63%, 01/15/2027 (A)	832,000	853,158
6.75%, 09/15/2026 (A)	222,000	226,726
Southwestern Energy Co.
5.38%, 03/15/2030	277,000	299,038
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.75%, 04/15/2025	343,000	312,130
Summit Midstream Partners LP
Fixed until 12/15/2022 (C), 9.50% (D)	672,000	557,760
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.00%, 01/15/2032 (B)	250,000	258,363
4.88%, 02/01/2031	938,000	1,011,867
5.00%, 01/15/2028	450,000	472,500
5.50%, 03/01/2030	628,000	686,679
6.50%, 07/15/2027	255,000	274,949

		27,594,771

Personal Products - 0.3%
Coty, Inc.
5.00%, 04/15/2026 (B)	572,000	584,315
6.50%, 04/15/2026 (A) (B)	174,000	178,289

		762,604

Pharmaceuticals - 2.4%
Bausch Health Americas, Inc.
8.50%, 01/31/2027 (B)	532,000	570,570
9.25%, 04/01/2026 (B)	336,000	358,260
Bausch Health Cos., Inc.
5.00%, 01/30/2028 (B)	105,000	99,616
5.00%, 02/15/2029 (A) (B)	469,000	436,756
5.25%, 01/30/2030 - 02/15/2031 (B)	619,000	575,206
5.50%, 11/01/2025 (B)	278,000	282,170
6.13%, 04/15/2025 (B)	451,000	460,029
7.00%, 01/15/2028 (B)	161,000	164,977
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
6.00%, 06/30/2028 (B)	567,000	412,198
9.50%, 07/31/2027 (A) (B)	322,000	322,715
Endo Luxembourg Finance Co. I SARL / Endo US, Inc.
6.13%, 04/01/2029 (B)	458,000	458,000

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Organon & Co. / Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/2028 (B)	$ 485,000	$ 494,700
5.13%, 04/30/2031 (B)	245,000	257,336
Par Pharmaceutical, Inc.
7.50%, 04/01/2027 (B)	1,074,000	1,094,137

		5,986,670

Real Estate Management & Development - 0.2%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028 (B)	502,000	544,670

Road & Rail - 1.4%
Avolon Holdings Funding Ltd.
5.13%, 10/01/2023 (B)	647,000	695,101
Park Aerospace Holdings Ltd.
5.25%, 08/15/2022 (B)	183,000	189,575
Uber Technologies, Inc.
4.50%, 08/15/2029 (B)	871,000	875,582
6.25%, 01/15/2028 (B)	59,000	63,277
7.50%, 09/15/2027 (B)	1,134,000	1,238,186
8.00%, 11/01/2026 (B)	426,000	450,229

		3,511,950

Semiconductors & Semiconductor Equipment - 0.0%
Ultratech, Inc.
6.88%, 04/15/2022 (G) (J) (L) (M)	118,000	0
7.13%, 04/15/2025 (G) (L) (M)	587,000	0

		0

Software - 1.3%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029 (A)	663,000	660,779
Helios Software Holdings, Inc. / ION Corp. Solutions Finance SARL
4.63%, 05/01/2028 (B)	813,000	800,805
NCR Corp.
5.00%, 10/01/2028 (B)	203,000	207,427
5.13%, 04/15/2029 (B)	499,000	514,594
5.25%, 10/01/2030 (B)	481,000	504,343
5.75%, 09/01/2027 (B)	312,000	329,160
6.13%, 09/01/2029 (B)	348,000	377,580

		3,394,688

Specialty Retail - 1.4%
Bath & Body Works, Inc.
5.25%, 02/01/2028	157,000	173,171
6.63%, 10/01/2030 (B)	214,000	242,890
6.75%, 07/01/2036	497,000	616,280
6.88%, 11/01/2035	325,000	407,875
7.50%, 06/15/2029	226,000	256,659
9.38%, 07/01/2025 (B)	56,000	71,120
Gap, Inc.
3.63%, 10/01/2029 (B)	121,000	121,151
3.88%, 10/01/2031 (B)	121,000	121,151
Sally Holdings LLC / Sally Capital, Inc.
8.75%, 04/30/2025 (B)	803,000	865,233
Staples, Inc.
7.50%, 04/15/2026 (B)	787,000	798,805

		3,674,335

Technology Hardware, Storage & Peripherals - 0.8%
Dell International LLC / EMC Corp.
4.90%, 10/01/2026	239,000	275,515
6.02%, 06/15/2026	239,000	284,186
7.13%, 06/15/2024 (B)	374,000	382,466

Transamerica Series Trust	Page 7

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Technology Hardware, Storage & Peripherals (continued)
Seagate HDD Cayman
4.09%, 06/01/2029	$ 323,000	$ 339,676
4.13%, 01/15/2031	48,000	50,040
Western Digital Corp.
4.75%, 02/15/2026	622,000	689,456

		2,021,339

Trading Companies & Distributors - 1.0%
Boise Cascade Co.
4.88%, 07/01/2030 (B)	424,000	452,620
Herc Holdings, Inc.
5.50%, 07/15/2027 (B)	1,094,000	1,147,486
United Rentals North America, Inc.
3.75%, 01/15/2032	395,000	399,444
4.00%, 07/15/2030	444,000	460,650
5.50%, 05/15/2027	155,000	162,827

		2,623,027

Wireless Telecommunication Services - 2.5%
Altice France SA
5.50%, 10/15/2029 (B) (E)	596,000	589,970
7.38%, 05/01/2026 (B)	469,000	486,686
8.13%, 02/01/2027 (B)	594,000	639,144
Sprint Corp.
7.13%, 06/15/2024	1,292,000	1,470,554
7.63%, 03/01/2026	734,000	888,140
T-Mobile USA, Inc.
2.25%, 02/15/2026	130,000	131,463
2.63%, 02/15/2029	135,000	136,647
2.88%, 02/15/2031	134,000	135,139
3.38%, 04/15/2029 (B)	455,000	474,679
Vmed O2 Financing I PLC
4.25%, 01/31/2031 (B)	585,000	583,537
4.75%, 07/15/2031 (B)	779,000	795,889

		6,331,848

Total Corporate Debt Securities (Cost $233,436,761)		243,571,622

LOAN ASSIGNMENTS - 1.0%
Communications Equipment - 0.2%
Avaya, Inc.
Term Loan B,
1-Month LIBOR + 4.25%, 4.33% (D), 12/15/2027	648,571	649,861

Diversified Telecommunication Services - 0.3%
Frontier Communications Corp.
Term Loan B,
3-Month LIBOR + 3.75%, 4.50% (D), 05/01/2028	662,670	661,220

Hotels, Restaurants & Leisure - 0.4%
Connect Finco SARL
Term Loan B,
1-Month LIBOR + 3.50%, 4.50% (D), 12/11/2026	985,000	985,154

Interactive Media & Services - 0.0% (N)
Adevinta ASA
Term Loan B,
3-Month LIBOR + 3.00%, 3.75% (D), 06/26/2028	74,812	74,812

	Principal	Value
LOAN ASSIGNMENTS (continued)
Media - 0.1%
Clear Channel Outdoor Holdings, Inc.
Term Loan B,
3-Month LIBOR + 3.50%, 3.63% (D), 08/21/2026	$ 377,300	$ 369,111

Total Loan Assignments (Cost $2,725,811)		2,740,158

	Shares	Value
COMMON STOCKS - 1.5%
Building Products - 0.9%
AMH New Finance, Inc. (I) (L) (M)	289,929	2,371,623

Chemicals - 0.2%
Hexion Holdings Corp., Class B (I)	26,480	582,560

Electric Utilities - 0.0% (N)
Homer City Generation LLC (I) (K) (L) (M)	39,132	391

Oil, Gas & Consumable Fuels - 0.4%
Bonanza Creek Energy, Inc. (A)	7,265	347,994
Oasis Petroleum, Inc.	5,555	552,278

		900,272

Total Common Stocks (Cost $5,087,931)		3,854,846

PREFERRED STOCK - 0.1%
Banks - 0.1%
GMAC Capital Trust I,
Series 2, 3-Month LIBOR + 5.79%, 5.91% (A) (D)	8,242	208,028

Total Preferred Stock (Cost $196,943)		208,028

OTHER INVESTMENT COMPANY - 5.0%
Securities Lending Collateral - 5.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.03% (O)	12,632,587	12,632,587

Total Other Investment Company (Cost $12,632,587)		12,632,587

	Principal	Value

REPURCHASE AGREEMENT - 1.1%
Fixed Income Clearing Corp., 0.00% (O), dated 09/30/2021, to be repurchased at $2,747,742 on 10/01/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 01/15/2022, and with a value of $2,802,715.	$ 2,747,742	2,747,742

Total Repurchase Agreement (Cost $2,747,742)		2,747,742

Total Investments (Cost $256,827,775)		265,754,983
Net Other Assets (Liabilities) - (4.4)%		(11,279,685)

Net Assets - 100.0%		$ 254,475,298

Transamerica Series Trust	Page 8

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (P)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (Q)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$243,571,622	$0	$243,571,622
Loan Assignments	—	2,740,158	—	2,740,158
Common Stocks	1,482,832	—	2,372,014	3,854,846
Preferred Stock	208,028	—	—	208,028
Other Investment Company	12,632,587	—	—	12,632,587
Repurchase Agreement	—	2,747,742	—	2,747,742

Total Investments	$14,323,447	$249,059,522	$2,372,014	$265,754,983

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $15,087,915, collateralized by cash collateral of $12,632,587 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $2,774,452. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, the total value of 144A securities is $166,191,022, representing 65.3% of the Portfolio’s net assets.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	Floating or variable rate securities. The rates disclosed are as of September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after September 30, 2021. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(F)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.
(G)	Securities deemed worthless.
(H)	Security in default; no interest payments received and/or dividends declared during the last 12 months. At September 30, 2021, the value of this security is $173,850, representing 0.1% of the Portfolio’s net assets.
(I)	Non-income producing securities.
(J)	Securities in default; partial receipt of interest payments and/or dividends declared at last payment date. At September 30, 2021, the total value of such securities is $1,035,245, representing 0.4% of the Portfolio’s net assets.
(K)	Restricted securities. At September 30, 2021, the value of such securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. 3.88%, 02/15/2029	11/17/2020	$319,000	$339,735	0.1%
Corporate Debt Securities	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. 4.63%, 06/15/2025	06/02/2020	167,000	179,943	0.1
Corporate Debt Securities	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. 5.75%, 02/01/2027	01/22/2019	480,000	552,000	0.2
Corporate Debt Securities	Scientific Games International, Inc. 5.00%, 10/15/2025	10/02/2017 - 01/31/2018	703,000	723,211	0.3
Corporate Debt Securities	Scientific Games International, Inc. 7.00%, 05/15/2028	11/12/2019 - 08/23/2021	745,061	775,621	0.3
Corporate Debt Securities	Scientific Games International, Inc. 8.25%, 03/15/2026	11/13/2019 - 12/11/2019	334,747	332,171	0.1
Common Stocks	Homer City Generation LLC	01/10/2011 - 04/01/2013	2,125,325	391	0.0	(N)

Total			$4,874,133	$2,903,072	1.1%

(L)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2021, the total value of securities is $2,372,014, representing 0.9% of the Portfolio’s net assets.

Transamerica Series Trust	Page 9

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS(continued):

(M)	Securities are Level 3 of the fair value hierarchy.
(N)	Percentage rounds to less than 0.1% or (0.1)%.
(O)	Rates disclosed reflect the yields at September 30, 2021.
(P)	There were no transfers in or out of Level 3 during the period ended September 30, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(Q)	Level 3 securities were not considered significant to the Portfolio.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate

Transamerica Series Trust	Page 10

Transamerica Aegon High Yield Bond VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

INVESTMENT VALUATION

Transamerica Aegon High Yield Bond VP (the “Portfolio”) is a series of the Transamerica Series Trust.

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Transamerica Series Trust	Page 11

Transamerica Aegon High Yield Bond VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Transamerica Series Trust	Page 12